Quarterly Holdings Report
for
Fidelity® Dynamic Buffered Equity ETF
April 30, 2026
UBU-NPRT1-0626
1.9911152.102
Common Stocks - 100.7%
	Shares	Value ($)
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	85	7,268
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	462	34,913
UNITED STATES - 100.5%
Communication Services - 12.8%
Diversified Telecommunication Services - 1.7%
AT&T Inc	5,403	141,181
Comcast Corp Class A	3,018	81,607
Verizon Communications Inc	1,949	93,610
		316,398
Entertainment - 1.2%
Electronic Arts Inc	487	98,555
Netflix Inc (a)	745	69,739
Roku Inc Class A (a)	345	40,213
Warner Bros Discovery Inc (a)	840	22,722
		231,229
Interactive Media & Services - 9.4%
Alphabet Inc Class A	2,082	801,154
Alphabet Inc Class C	1,310	500,341
Meta Platforms Inc Class A	769	470,559
		1,772,054
Media - 0.1%
Versant Media Group Inc Class A	572	22,988
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	362	70,771
TOTAL COMMUNICATION SERVICES		2,413,440
Consumer Discretionary - 9.9%
Automobiles - 2.3%
Ford Motor Co	7,839	94,694
General Motors Co	1,431	110,030
Tesla Inc (a)	612	233,558
		438,282
Broadline Retail - 4.7%
Amazon.com Inc (a)(b)	3,317	879,204
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (a)	840	117,902
Expedia Group Inc Class A	229	56,877
Las Vegas Sands Corp	542	29,599
Penn Entertainment Inc (a)	793	13,846
		218,224
Leisure Products - 0.3%
Hasbro Inc	706	67,663
Specialty Retail - 1.4%
Abercrombie & Fitch Co Class A (a)	259	22,106
Five Below Inc (a)	91	21,445
Gap Inc/The	1,000	24,590
Home Depot Inc/The	246	80,885
Ross Stores Inc	513	116,856
		265,882
TOTAL CONSUMER DISCRETIONARY		1,869,255
Consumer Staples - 2.9%
Beverages - 0.5%
PepsiCo Inc	574	90,973
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	82	83,191
Maplebear Inc (a)	469	19,862
Walmart Inc	1,250	164,913
		267,966
Household Products - 0.5%
Procter & Gamble Co/The	613	90,166
Tobacco - 0.5%
Philip Morris International Inc	625	103,169
TOTAL CONSUMER STAPLES		552,274
Energy - 3.3%
Energy Equipment & Services - 0.0%
Kodiak Gas Services Inc	95	6,441
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp	573	110,767
ConocoPhillips	602	75,720
EOG Resources Inc	434	61,007
Exxon Mobil Corp	1,621	250,169
Kinder Morgan Inc	2,256	74,155
Occidental Petroleum Corp	782	47,373
		619,191
TOTAL ENERGY		625,632
Financials - 12.8%
Banks - 3.1%
Bank of America Corp (b)	2,535	135,521
JPMorgan Chase & Co (b)	1,141	357,396
US Bancorp (b)	1,708	96,775
		589,692
Capital Markets - 3.9%
Ameriprise Financial Inc	88	41,782
Bank of New York Mellon Corp/The (b)	966	129,801
Cboe Global Markets Inc	120	36,011
Charles Schwab Corp/The (b)	1,598	146,441
CME Group Inc Class A (b)	232	66,774
Morgan Stanley (b)	866	165,051
Northern Trust Corp	369	61,379
State Street Corp	422	64,498
Virtu Financial Inc Class A	622	30,889
		742,626
Financial Services - 4.4%
Berkshire Hathaway Inc Class B (a)(b)	766	362,778
Fidelity National Information Services Inc	669	31,129
Fiserv Inc (a)	1,163	72,862
Mastercard Inc Class A (b)	427	214,747
Visa Inc Class A (b)	393	129,627
		811,143
Insurance - 1.4%
Allstate Corp/The (b)	351	76,258
Progressive Corp/The (b)	494	99,432
Travelers Companies Inc/The (b)	313	95,509
		271,199
TOTAL FINANCIALS		2,414,660
Health Care - 7.7%
Biotechnology - 2.5%
AbbVie Inc (b)	897	189,554
Alnylam Pharmaceuticals Inc (a)	2	619
BioMarin Pharmaceutical Inc (a)	177	9,542
Exelixis Inc (a)(b)	835	37,124
Gilead Sciences Inc (b)	987	129,139
Incyte Corp (a)(b)	558	53,161
PTC Therapeutics Inc (a)	154	10,019
Regeneron Pharmaceuticals Inc	54	38,181
		467,339
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories (b)	903	81,983
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc (a)	384	8,655
Cardinal Health Inc	182	35,104
Elevance Health Inc	127	47,806
Guardant Health Inc (a)	93	8,098
Tenet Healthcare Corp (a)	91	16,118
UnitedHealth Group Inc (b)	230	85,211
		200,992
Health Care Technology - 0.1%
Veeva Systems Inc Class A (a)	157	24,487
Life Sciences Tools & Services - 0.3%
Illumina Inc (a)	443	56,146
Medpace Holdings Inc (a)	13	5,442
		61,588
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co (b)	2,242	135,843
Eli Lilly & Co (b)	282	263,558
Johnson & Johnson (b)	478	109,868
Merck & Co Inc (b)	970	105,905
		615,174
TOTAL HEALTH CARE		1,451,563
Industrials - 10.4%
Aerospace & Defense - 2.7%
GE Aerospace	662	191,934
HEICO Corp	154	41,567
Howmet Aerospace Inc	269	65,378
Lockheed Martin Corp	166	85,983
RTX Corp	685	120,608
		505,470
Building Products - 1.8%
Allegion plc	368	50,593
Armstrong World Industries Inc	33	5,623
Johnson Controls International plc	865	126,316
Trane Technologies PLC	273	134,463
Zurn Elkay Water Solutions Corp	250	12,990
		329,985
Commercial Services & Supplies - 0.8%
Cintas Corp	381	66,565
Veralto Corp	937	82,643
		149,208
Construction & Engineering - 0.9%
AECOM	120	10,092
Comfort Systems USA Inc	48	88,332
Tutor Perini Corp	414	38,469
Valmont Industries Inc	50	25,402
		162,295
Electrical Equipment - 1.9%
AMETEK Inc	479	112,805
GE Vernova Inc	135	146,267
Rockwell Automation Inc	128	52,340
Vertiv Holdings Co Class A	151	49,602
		361,014
Ground Transportation - 0.9%
Lyft Inc Class A (a)	2,646	37,441
Norfolk Southern Corp	16	5,053
Uber Technologies Inc (a)	1,666	124,300
		166,794
Industrial Conglomerates - 0.7%
Honeywell International Inc	590	126,455
Machinery - 0.6%
Caterpillar Inc	58	51,627
Crane Co	116	20,617
Flowserve Corp	155	11,414
Toro Co/The	425	40,447
		124,105
Professional Services - 0.0%
Paylocity Holding Corp (a)	44	4,641
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	53	16,205
Ferguson Enterprises Inc	10	2,677
Rush Enterprises Inc Class A	281	20,802
		39,684
TOTAL INDUSTRIALS		1,969,651
Information Technology - 36.8%
Communications Equipment - 2.4%
Arista Networks Inc (a)	690	119,170
Ciena Corp (a)	103	54,340
Cisco Systems Inc	2,235	204,503
Motorola Solutions Inc	162	71,123
		449,136
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	1,039	153,014
Keysight Technologies Inc (a)	238	83,279
Zebra Technologies Corp Class A (a)	166	37,558
		273,851
IT Services - 0.3%
MongoDB Inc Class A (a)	72	18,060
VeriSign Inc	129	34,657
		52,717
Semiconductors & Semiconductor Equipment - 17.3%
Advanced Micro Devices Inc (a)	205	72,670
Analog Devices Inc	258	103,783
Broadcom Inc	1,647	687,507
Intel Corp (a)	1,293	122,163
Lam Research Corp	527	135,892
Micron Technology Inc	554	286,507
NVIDIA Corp (b)	8,005	1,597,559
Qorvo Inc (a)	751	70,759
QUALCOMM Inc	1,014	182,094
Silicon Laboratories Inc (a)	8	1,742
		3,260,676
Software - 7.5%
Adobe Inc (a)	481	118,374
Alarm.com Holdings Inc (a)	292	12,968
Atlassian Corp Class A (a)	178	12,209
BILL Holdings Inc (a)	158	6,004
Docusign Inc (a)	1,030	47,370
Elastic NV (a)	318	14,765
Fortinet Inc (a)	1,310	110,446
HubSpot Inc (a)	50	11,088
Microsoft Corp (b)	2,189	892,630
Palantir Technologies Inc Class A (a)	293	40,759
Salesforce Inc	377	66,552
Tenable Holdings Inc (a)	1,635	34,155
Unity Software Inc (a)	336	8,877
Zoom Communications Inc Class A (a)	333	32,351
		1,408,548
Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc (b)	4,899	1,329,344
NetApp Inc	403	44,640
Seagate Technology Holdings PLC	67	45,134
Western Digital Corp	139	60,398
		1,479,516
TOTAL INFORMATION TECHNOLOGY		6,924,444
Materials - 1.9%
Chemicals - 1.0%
CF Industries Holdings Inc	79	9,811
Linde PLC	333	166,880
		176,691
Metals & Mining - 0.9%
Commercial Metals Co	1,174	80,959
Nucor Corp	413	93,045
		174,004
TOTAL MATERIALS		350,695
Real Estate - 0.9%
Real Estate Management & Development - 0.0%
Compass Inc Class A (a)	120	908
Specialized REITs - 0.9%
Millrose Properties Inc Class A	795	24,383
Outfront Media Inc	1,784	55,036
VICI Properties Inc	3,225	94,170
		173,589
TOTAL REAL ESTATE		174,497
Utilities - 1.1%
Electric Utilities - 0.7%
Constellation Energy Corp	135	42,255
NRG Energy Inc	531	82,613
		124,868
Multi-Utilities - 0.4%
Consolidated Edison Inc	383	42,701
Sempra	414	39,379
		82,080
TOTAL UTILITIES		206,948
TOTAL UNITED STATES		18,953,059
TOTAL COMMON STOCKS (Cost $15,903,691)		18,995,240

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $121,981)	3.69	121,957	121,981

Purchased Options - 0.3%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	53	3,820,770	650	5/2026	1,802
Mini SPX Index	Chicago Board Options Exchange	60	4,325,400	665	7/2026	39,600
Mini SPX Index	Chicago Board Options Exchange	43	3,099,870	615	6/2026	6,278

						47,680
TOTAL PURCHASED OPTIONS (Cost $190,624)						47,680

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $16,216,296)	19,164,901
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(309,051)
NET ASSETS - 100.0%	18,855,850

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Mini SPX Index	Chicago Board Options Exchange	65	4,685,850	697.00	5/2026	(167,538)
Mini SPX Index	Chicago Board Options Exchange	65	4,685,850	712.00	5/2026	(96,623)
Mini SPX Index	Chicago Board Options Exchange	65	4,685,850	730.00	5/2026	(39,748)
Mini SPX Index	Chicago Board Options Exchange	64	4,613,760	737.00	5/2026	(29,856)

						(333,765)
TOTAL WRITTEN OPTIONS						(333,765)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $3,798,941.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	384,613	2,000,310	2,262,942	3,158	-	-	121,981	121,957	0.0%
Total	384,613	2,000,310	2,262,942	3,158	-	-	121,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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